Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Employee Benefit Expenses [Abstract]
Employee benefit expenses	¥ 2,529	$ 346	¥ 2,535	$ 357